Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Movements in Contingent Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
Beginning balance	$ 40,281,573	$ 51,079,131
Business combination	1,378,611	7,812
Effect of translation	(2,302,058)	(5,729,826)
Increase of the year	6,410,975	15,683,252
Applications payments	(5,483,327)	(6,203,329)
Applications reversals	(1,833,518)	(14,555,467)
Reclassification by adoption of IFRIC 23	(4,072,287)
Ending balance	$ 34,379,969	$ 40,281,573